Financial Risk Management Objectives and Policies - Summary of Undiscounted Cash Flows of the Financial Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non current lease liabilities		$ 84,226	$ 84,226
Current lease liabilities	$ 93,033	97,485
Financial liability - DFA	200,535,758	85,660,000
Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Payables	9,471,882	5,677,858
Accrued expenses	28,482,603	12,103,789
Financial liability - DFA	731,000,000	365,500,000
Total	768,954,485	383,281,647
Carrying amount | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Payables	9,471,882	5,677,858
Accrued expenses	28,482,603	12,103,789
Financial liability - DFA	200,535,758	85,660,000
Total	238,490,243	103,441,647
Less than 3 months | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Payables	9,471,882	5,677,858
Accrued expenses	27,383,742	12,103,789
Total	36,855,624	17,781,647
Between 3 months and 2 years | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accrued expenses	1,098,861
Total	1,098,861
2 years and later | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liability - DFA	731,000,000	365,500,000
Total	$ 731,000,000	$ 365,500,000